7. Share-based payments (Details 5)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividend yield	0.00%
Replacement [Member]
Volatility		151.00%
Risk-free interest rate		1.30%
Expected life (years)		3 years 2 months 12 days
Dividend yield
Five Individuals [Member]
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Dividend yield	0.00%
Previously Issued [Member]
Volatility		206.00%
Risk-free interest rate		0.50%
Expected life (years)		2 months 12 days
Dividend yield